Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Schedule of names of the related parties

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a principle shareholder
Shenyang Bokai Network Technology Co., Ltd. (“Shenyang Bokai”)	Entity controlled by management

Schedule of amounts due from and due to related parties

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Amounts due from related party：
Hainan Huiliu	3,876	253	36

Schedule of transactions with related parties

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	54,525	63,474	24,977	3,518
Shenyang Bokai	1,525	1,635	—	—
Total	56,050	65,109	24,977	3,518